Financial Derivative Contracts and Hedge Accounting	12 Months Ended
Dec. 31, 2021
Text block [Abstract]
Financial Derivative Contracts and Hedge Accounting

Note 8 - Financial Derivative Contracts and Hedge Accounting

a)	Total derivative contracts portfolio

The Bank and subsidiaries use the following derivative financial instruments for hedge accounting and trading purposes, which, in order to capture the credit risk in the valuation, are adjusted to reflect the CVA (Credit Value Adjustment) and DVA (Debit Value Adjustment). The detail of these instruments is presented below:

	As of December 31, 2021		As of December 31, 2020
	Assets	Liabilities	Assets	Liabilities
	MCh$	MCh$	MCh$	MCh$
Derivatives held for hedge accounting	83,123	168,245	306,472	162,450
Derivatives held for trading	2,897,803	2,757,342	3,676,331	3,511,141
Totals	2,980,926	2,925,587	3,982,803	3,673,591

a.1) Financial derivative assets

	As of December 31, 2021
	Notional
		Between 3 months
	Up to 3 months	and 1 year	Over 1 year	Fair value
	MCh$	MCh$	MCh$	MCh$
Currency forwards	5,669,985	1,644,462	576,171	382,206
Currency swaps	412,815	1,130,342	8,158,362	1,058,422
Interest rate swaps	2,191,726	3,785,761	26,096,235	1,539,649
Call currency options	15,848	20,467	—	649
Put currency options	—	—	—	—
Totals	8,290,374	6,581,032	34,830,768	2,980,926

	As of December 31, 2020
	Notional
		Between 3 months
	Up to 3 months	and 1 year	Over 1 year	Fair value
	MCh$	MCh$	MCh$	MCh$
Currency forwards	7,882,839	2,358,854	417,178	472,208
Currency swaps	246,599	932,372	8,656,771	938,762
Interest rate swaps	3,828,930	6,424,682	26,020,406	2,570,553
Call currency options	13,402	15,483	—	195
Put currency options	7,797	10,514	—	1,085
Totals	11,979,567	9,741,905	35,094,355	3,982,803

Note 8 - Financial Derivative Contracts and Hedge Accounting, continued

a.2) Financial derivative liabilities

	As of December 31, 2021
	Notional
		Between 3 months
	Up to 3 months	and 1 year	Over 1 year	Fair value
	MCh$	MCh$	MCh$	MCh$
Currency forwards	5,668,066	2,037,979	1,529,952	391,049
Currency swaps	398,093	859,740	7,531,139	931,596
Interest rate swaps	2,170,364	4,184,981	27,060,703	1,602,568
Call currency options	6,139	4,021	—	343
Put currency options	3,394	4,414	—	31
Totals	8,246,056	7,091,135	36,121,794	2,925,587

	As of December 31, 2020
	Notional
		Between 3 months
	Up to 3 months	and 1 year	Over 1 year	Fair value
	MCh$	MCh$	MCh$	MCh$
Currency forwards	7,913,739	1,989,333	935,565	433,863
Currency swaps	335,192	953,275	7,480,516	775,122
Interest rate swaps	3,509,633	6,205,021	27,404,647	2,463,249
Call currency options	9,434	15,404	—	271
Put currency options	5,753	5,786	—	1,086
Totals	11,773,751	9,168,819	35,820,728	3,673,591

Note 8 - Financial Derivative Contracts and Hedge Accounting, continued

a.3) Portfolio detail

As of December 31, 2021 and 2020, the portfolio of financial derivative instruments held for hedge accounting and trading purposes is as follows:

	As of December 31, 2021
	Notional			Fair value
		Between 3
		months and
	Up to 3 months	1 year	Over 1 year	Assets	Liabilities
	MCh$	MCh$	MCh$	MCh$	MCh$
Derivatives held for hedge accounting	2,106,386	1,132,334	3,240,602	83,123	168,245
Fair value hedge
Currency forwards	—	—	—	—	—
Currency swaps	—	87,910	—	21,415	—
Interest rate swaps	19,979	265,591	1,968,127	5,605	57,554
Subtotals	19,979	353,501	1,968,127	27,020	57,554
Cash flow hedge
Currency forwards	1,800,086	601,288	691,116	52,833	90,431
Currency swaps	—	—	20,931	—	151
Interest rate swaps	15,000	5,000	532,685	3,181	65
Subtotals	1,815,086	606,288	1,244,732	56,014	90,647
Hedge of net investment in a foreign operation
Currency forwards	203,075	107,793	—	89	20,044
Subtotals	203,075	107,793	—	89	20,044

Derivatives held for trading	14,498,290	12,604,585	67,739,703	2,897,803	2,757,342
Currency forwards	9,334,890	2,973,360	1,415,007	329,284	280,574
Currency swaps	810,908	1,902,172	15,668,570	1,037,007	931,445
Interest rate swaps	4,327,111	7,700,151	50,656,126	1,530,863	1,544,949
Call currency options	21,987	24,488	—	649	343
Put currency options	3,394	4,414	—	—	31
Subtotals	14,498,290	12,604,585	67,739,703	2,897,803	2,757,342
Totals	16,536,430	13,672,167	70,952,562	2,980,926	2,925,587

Note 8 - Financial Derivative Contracts and Hedge Accounting, continued

	As of December 31, 2020
	Notional			Fair value
		Between 3
		months and
	Up to 3 months	1 year	Over 1 year	Assets	Liabilities
	MCh$	MCh$	MCh$	MCh$	MCh$
Derivatives held for hedge accounting	3,679,576	1,371,790	3,072,685	203,868	144,069
Fair value hedge
Currency forwards	—	—	—	—	—
Currency swaps	—	—	74,894	9,666	—
Interest rate swaps	—	201,193	1,960,759	203,913	61,705
Subtotals	—	201,193	2,035,653	213,579	61,705
Cash flow hedge
Currency forwards	1,657,848	716,842	178,107	3,919	33,112
Currency swaps	—	—	—	—	—
Interest rate swaps	4,000	29,233	47,866	2,094	238
Subtotals	1,661,848	746,075	225,973	6,013	33,350
Hedge of net investment in a foreign operation
Currency forwards	2,042,714	18,301	—	86,880	67,395
Subtotal	2,042,714	18,301	—	86,880	67,395

Derivatives held for trading	20,048,756	17,945,155	68,653,457	3,676,331	3,511,141
Currency forwards	12,096,016	3,613,044	1,174,636	381,409	333,356
Currency swaps	581,791	1,885,647	16,062,393	929,096	775,122
Interest rate swaps	7,334,563	12,399,277	51,416,428	2,364,546	2,401,306
Call currency options	22,836	30,887	—	195	271
Put currency options	13,550	16,300	—	1,085	1,086
Subtotals	20,048,756	17,945,155	68,653,457	3,676,331	3,511,141
Totals	23,753,318	18,910,724	70,915,083	3,982,803	3,673,591

b)	Hedge accounting

b.1) Fair value hedges

The Bank uses interest rate derivatives to manage its structural risk by minimizing accounting asymmetries in the Statement of Financial Position. Through different hedging strategies, it redenominates an element originally at a fixed rate to a floating rate, thus decreasing the financial duration and consequently risk, aligning the balance sheet structure with expected movements in the yield curve.

Note 8 - Financial Derivative Contracts and Hedge Accounting, continued

The following table presents the hedged items and the hedging instrument at fair value as of December 31, 2021 and 2020, detailed by maturity:

	As of December 31, 2021
	Notional
		Between 1	Between 3 and
	Up to 1 year	and 3 years	6 years	Over 6 years	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged items
Loans and accounts receivable from customers
Mortgage loans (1)	189,282	69,215	24,674	206,815	489,986
Time deposits and other time liabilities
Time deposits	26,288	85,802	5,279	—	117,369
Financial instruments at FVTPL
Treasury bonds	—	77,295	104,211	99,348	280,854
Interbank borrowings
Interbank loans	87,910	—	—	—	87,910
Debt instruments issued
Senior bonds	70,000	124,000	461,777	709,711	1,365,488
Totals	373,480	356,312	595,941	1,015,874	2,341,607
Hedging instruments
Currency swaps	87,910	—	—	—	87,910
Interest rate swaps	285,570	356,312	595,941	1,015,874	2,253,697
Totals	373,480	356,312	595,941	1,015,874	2,341,607
(1)	Colombia: The information includes the effects on the hedge item generated by prepayments; therefore, cash flows from the hedge item and the hedging instrument are not perfectly balanced.

	As of December 31, 2020
	Notional
		Between 1	Between 3 and
	Up to 1 year	and 3 years	6 years	Over 6 years	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged items
Loans and accounts receivable from customers
Mortgage loans (1)	162,429	242,180	16,753	241,691	663,053
Time deposits and other time liabilities
Time deposits	—	20,472	5,817	—	26,289
Financial instruments at FVTPL
Treasury bonds	9,950	187,635	20,540	37,527	255,652
Debt instruments issued
Senior bonds	29,070	70,000	428,077	688,967	1,216,114
Totals	201,449	520,287	471,187	968,185	2,161,108
Hedging instruments
Currency swaps	—	74,894	—	—	74,894
Interest rate swaps	201,193	521,387	471,187	968,185	2,161,952
Totals	201,193	596,281	471,187	968,185	2,236,846
(1)	Colombia: The information includes the effects on the hedge item generated by prepayments; therefore, cash flows from the hedge item and the hedging instrument are not perfectly balanced.

Note 8 - Financial Derivative Contracts and Hedge Accounting, continued

Below is an estimate of the periods in which flows are expected to be produced:

Forecasted cash flows by interest rate risk:

	As of December 31, 2021
	Notional
		Between 1 and	Between 3 and
	Up to 1 year	3 years	6 years	Over 6 years	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged items
Inflows (*)	12,177	21,226	18,165	2,525	54,093
Outflows	(133,234)	(117,940)	(41,106)	(26,267)	(318,547)
Net Flows	(121,057)	(96,714)	(22,941)	(23,742)	(264,454)
Hedging instruments (**)
Outflows	(12,177)	(21,226)	(18,165)	(2,525)	(54,093)
Inflows	133,234	117,940	41,106	26,267	318,547
Net flows	121,057	96,714	22,941	23,742	264,454

(*)    Colombia: The information includes the effects on the hedge item generated by prepayments; therefore, cash flows from the hedge item and the hedging instrument are not perfectly balanced.

(**)  Only includes cash flows forecast portion of the hedge instruments used to cover interest rate risk.

	As of December 31, 2020
	Notional
		Between 1 and	Between 3 and
	Up to 1 year	3 years	6 years	Over 6 years	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged items
Inflows (*)	12,496	191,835	11,437	3,563	219,331
Outflows	(18,448)	(130,799)	(48,778)	(43,439)	(241,464)
Net flows	(5,952)	61,036	(37,341)	(39,876)	(22,133)
Hedging instruments (**)
Outflows	18,448	130,799	48,778	43,439	241,464
Inflows	(12,240)	(191,835)	(11,437)	(3,563)	(219,075)
Net flows	6,208	(61,036)	37,341	39,876	22,389

(*)    Colombia: The information includes the effects on the hedge item generated by prepayments; therefore, cash flows from the hedge item and the hedging instrument are not perfectly balanced.

(**)  Only includes cash flows forecast portion of the hedge instruments used to cover interest rate risk.

b.2) Cash flow hedges:

Cash flow hedge is used by the Bank mainly to:

●	Reduce the volatility of cash flows in items in the Statement of Financial position that are indexed to inflation through the use of inflation forwards and combinations of swaps in pesos and indexed units.
●	Set the rate of a portion of the pool of short-term liabilities in pesos, thus reducing the risk of an important part of the Bank’s cost of funding, although still maintaining the liquidity risk of the pool. This is achieved by setting the cash flows of the hedged items equal to those of the derivative instruments, modifying uncertain cash flows for certain cash flows.

Note 8 - Financial Derivative Contracts and Hedge Accounting, continued

●	It also sets the rate of funding sources at a floating rate, decreasing the risk that its funding costs increase.

The following table presents the notional values of the hedged item as of December 31, 2021 and 2020:

	As of December 31, 2021
	Notional
		Between 1 and	Between 3 and
	Up to 1 year	3 years	6 years	Over 6 years	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Loans and accounts at amortized cost
Loans (inflation-indexed)	1,546,488	691,116	—	—	2,237,604
Commercial loans (interest rate)	20,000	—	—	—	20,000
Time deposits and other deposits
Time deposits	—	504,484	—	—	504,484
Debt instruments issued
Senior bonds	—	28,201	—	—	28,201
Interbank borrowings
Interbank loans	328,687	20,931	—	—	349,618
Forecast transaction
Payment in USD	526,199	—	—	—	526,199
Totals	2,421,374	1,244,732	—	—	3,666,106
Hedging instruments
Currency forwards	2,401,374	691,116	—	—	3,092,490
Currency swaps	—	20,931	—	—	20,931
Interest rate swaps	20,000	532,685	—	—	552,685
Totals	2,421,374	1,244,732	—	—	3,666,106

	As of December 31, 2020
	Notional
		Between 1 and	Between 3 and
	Up to 1 year	3 years	6 years	Over 6 years	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Loans and accounts at amortized cost
Loans (inflation-indexed)	2,103,296	174,422	—	—	2,277,718
Commercial loans (interest rate)	23,000	20,000	—	—	43,000
Debt instruments issued
Senior bonds	—	27,866	—	—	27,866
Interbank borrowings
Interbank loans	240,831	3,685	—	—	244,516
Forecast transaction
Payment in USD	40,796	—	—	—	40,796
Totals	2,407,923	225,973	—	—	2,633,896
Hedging instruments
Currency forwards	2,374,690	178,107	—	—	2,552,797
Currency swaps	—	—	—	—	—
Interest rate swaps	33,233	47,866	—	—	81,099
Totals	2,407,923	225,973	—	—	2,633,896

Note 8 - Financial Derivative Contracts and Hedge Accounting, continued

Below is an estimate of the periods in which flows are expected to occur.

	As of December 31, 2021
	Notional
		Between 1 and	Between 3 and
	Up to 1 year	3 years	6 years	Over 6 years	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged items
Inflows	48,920	43,418	—	—	92,338
Outflows	(333,022)	(92,726)	—	—	(425,748)
Net Flows	(284,102)	(49,308)	—	—	(333,410)
Hedging instruments (*)
Outflows	(48,920)	(43,418)	—	—	(92,338)
Inflows	333,022	92,726	—	—	425,748
Net flows	284,102	49,308	—	—	333,410

	As of December 31, 2020
	Notional
		Between 1 and	Between 3 and
	Up to 1 year	3 years	6 years	Over 6 years	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged items
Inflows	47,490	5,925	—	—	53,415
Outflows	(240,854)	(31,551)	—	—	(272,405)
Net Flows	(193,364)	(25,626)	—	—	(218,990)
Hedging instruments (*)
Outflows	240,854	31,551	—	—	272,405
Inflows	(47,490)	(5,925)	—	—	(53,415)
Net flows	193,364	25,626	—	—	218,990

(*)    Only includes cash flows forecast portion of the hedge instruments used to cover interest rate risk.

	As of December 31,
	2021		2020
	Effective	Ineffective	Effective	Ineffective
	portion	portion	portion	portion
	MCh$	MCh$	MCh$	MCh$
Hedged item
Loans and accounts receivables from customers
Loans (inflation-indexed)	(19,337)	—	(527)	(37)
Commercial loans (interest rate)	(67)	119	1,654	140
Time deposits and other time liabilities
Time deposits	2,953	7	(1,090)	(1)
Debt instruments issued
Senior bonds	(197)	—	(34)	—
Interbank borrowings
Interbank loans	19,636	(111)	2,320	(7)
Forecast transaction
Payment in USD	89,644	—	882	—
Totals	92,632	15	3,205	95

Note 8 - Financial Derivative Contracts and Hedge Accounting, continued

The effective portion generated by cash flow derivatives recorded in the Statement of Changes in Equity as of December 31, 2021 and 2020. The ineffective portion is recognized immediately in the Consolidated Statement of Income (Loss). This ineffectiveness is generated because both the hedged item and the hedged object do not mirror each other, which means that changes in value attributable to rate and reset components are not fully offset, but remain within the effectiveness range defined by the standard.

The income generated by cash flow hedge derivatives whose effect were recorded on Other Comprehensive Income (Loss), is as follow:

	For the year ended December 31,
	2021	2020
	MCh$	MCh$
Hedged item
Loans and accounts receivables from customers
Loans (inflation-indexed)	18,810	1,617
Commercial loans (interest rate)	1,721	505
Time deposits and other time liabilities
Time deposits (*)	(1,683)	(4,324)
Debt instruments issued
Senior bonds	—	—
Interbank borrowings
Interbank loans	—	—
Forecast Transaction
Payment in USD	(88,762)	—
Totals	(69,914)	(2,202)

(*)    Includes the effects of the discontinuing cash flow hedge strategy on time deposits.

b.3) Hedge of net investment in foreign operations:

Itaú Corpbanca, the parent company whose functional currency is the Chilean peso, has foreign business investments consisting of a branch in New York and subsidiaries in Colombia. As a result of the proper accounting treatment for these investments, fluctuations in the value of the investments as a result of changes in the Chilean peso-Colombian peso exchange rate alter the parent company’s equity. The objective of these hedges is to safeguard the value of equity by managing exchange rate risk affecting the investments.

Hedges of a net investment in a foreign operation, including hedges of monetary items that are accounted for as part of a net investment, are recorded to cash flow hedges, where:

●	The portion of the gain or loss from the hedge instrument that is determined to be an effective hedge is recognized in equity. As of December 31, 2021, this was a credit of MCh$17,661 (debit of MCh$48,171 net of deferred taxes as of December 31, 2020).

Note 8 - Financial Derivative Contracts and Hedge Accounting, continued

●	The ineffective portion is recognized in profit or loss. No such amounts were recorded in 2021 and 2020.

		As of December 31,
	Notes	2021	2020
		MCh$	MCh$
Opening balances		48,171	(10,756)
Gains (losses) on hedge of net investment in foreign operation, before tax	24 b.	(40,506)	80,722
Income tax relating to hedges of net investment in foreign operations	24 b.	9,996	(21,795)
Ending balances		17,661	48,171

Each hedge is detailed in the table below:

Hedge of net investment

As of December 31, 2021
Statements of
					Changes in	Statement
	Notional				Equity	of Income
Effective
		Between 1 and	Between 3 and		portion for the	Ineffective
	Up to 1 year	3 years	6 years	Over 6 years	year	portion
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged items
Net investment in Itaú Corpbanca Colombia	—	—	—	—	—	—
Net investment in New York Branch	201,150	—	—	—	(38,014)	—
Total	201,150	—	—	—	(38,014)	—
Hedging instrument						—
Foreign currency forwards	201,150	—	—	—	(38,014)	—

	As of December 31, 2020
					Statements of
					Changes in	Statement
	Notional				Equity	of Income
					Effective
		Between 1 and	Between 3 and		portion for the	Ineffective
	Up to 1 year	3 years	6 years	Over 6 years	year	portion
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged items
Net investment in New York Branch	1,897,025	—	—	—	51,803	—
Net investment in Itaú Corpbanca Colombia	163,990	—	—	—	(8,231)	—
Total	2,061,015	—	—	—	43,572	—
Hedging instrument
Foreign currency forwards	2,061,015	—	—	—	43,572	—